Shareholders' (Deficit) Equity (Details) - CIK 0001853314 Gesher I Acquisition Corp - USD ($)				1 Months Ended	7 Months Ended	9 Months Ended	12 Months Ended
	Oct. 20, 2021	Oct. 14, 2021	Oct. 14, 2021	Oct. 20, 2021	Sep. 30, 2021	Jun. 30, 2022	Sep. 30, 2022
Shareholders' (Deficit) Equity (Details) [Line Items]
Preference shares authorized					1,000,000	1,000,000	1,000,000
Preference shares par value (in Dollars per share)					$ 0.0001	$ 0.0001	$ 0.0001
Preference shares issued					0	0	0
Preference shares outstanding					0	0	0
Ordinary shares authorized					100,000,000	100,000,000	100,000,000
Ordinary shares par value (in Dollars per share)					$ 0.0001	$ 0.0001	$ 0.0001
Ordinary shares issued					3,075,000	3,075,000	3,075,000
Ordinary shares outstanding					3,075,000	3,075,000	3,075,000
Ordinary shares subject to possible redemption					0	11,500,000	11,500,000
Ordinary shares subject to forfeiture					375,000
Purchase of public units	1,500,000
Founder shares				375,000
Non-recurring fair value of warrants (in Dollars)							$ 8,165,000
Warrants [Member]
Shareholders' (Deficit) Equity (Details) [Line Items]
Price per share (in Dollars per share)						$ 11.50	$ 11.50
Warrant price per share (in Dollars per share)						0.01	0.01
Sale price per share (in Dollars per share)						18.00	18.00
Trigger price per share (in Dollars per share)						18.00	18.00
Warrant exercise price (in Dollars per share)						$ 11.50	$ 11.50
Public Warrants [Member]
Shareholders' (Deficit) Equity (Details) [Line Items]
Non-recurring fair value of warrants (in Dollars)		$ 8,165,000	$ 8,165,000
IPO
Shareholders' (Deficit) Equity (Details) [Line Items]
Warrants issued						5,750,000	5,750,000
IPO | Warrants [Member]
Shareholders' (Deficit) Equity (Details) [Line Items]
Warrants issued						10,750,000	10,750,000
IPO | Private Placement Warrants [Member]
Shareholders' (Deficit) Equity (Details) [Line Items]
Warrants issued						5,000,000	5,000,000
Business Combination
Shareholders' (Deficit) Equity (Details) [Line Items]
Business combination, description						In addition, if (x) the Company issues additional ordinary shares or equity-linked securities for capital raising purposes in connection with the closing of the initial Business Combination at an issue price or effective issue price of less than $9.20 per ordinary share (with such issue price or effective issue price to be determined in good faith by the board of directors, and in the case of any such issuance to the Sponsor, initial shareholders or their affiliates, without taking into account any founder shares held by them prior to such issuance), (y) the aggregate gross proceeds from such issuances represent more than 60% of the total equity proceeds, and interest thereon, available for the funding of the initial Business Combination on the date of the consummation of the initial Business Combination (net of redemptions), and (z) the volume weighted average trading price of the ordinary shares during the 20 trading day period starting on the trading day prior to the day on which the Company consummates the initial Business Combination (such price, the “Market Value”) is below $9.20 per share, the exercise price of the warrants will be adjusted (to the nearest cent) to be equal to 115% of the greater of (i) the Market Value or (ii) the price at which the Company issues the additional ordinary shares or equity-linked securities.	In addition, if (x) the Company issues additional ordinary shares or equity-linked securities for capital raising purposes in connection with the closing of the initial Business Combination at an issue price or effective issue price of less than $9.20 per ordinary share (with such issue price or effective issue price to be determined in good faith by the board of directors, and in the case of any such issuance to the Sponsor, initial shareholders or their affiliates, without taking into account any founder shares held by them prior to such issuance), (y) the aggregate gross proceeds from such issuances represent more than 60% of the total equity proceeds, and interest thereon, available for the funding of the initial Business Combination on the date of the consummation of the initial Business Combination (net of redemptions), and (z) the volume weighted average trading price of the ordinary shares during the 20 trading day period starting on the trading day prior to the day on which the Company consummates the initial Business Combination (such price, the “Market Value”) is below $9.20 per share, the exercise price of the warrants will be adjusted (to the nearest cent) to be equal to 115% of the greater of (i) the Market Value or (ii) the price at which the Company issues the additional ordinary shares or equity-linked securities.